CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Preferred Shares - par value	$ 1	$ 1
Preferred Shares - shares authorized	15,000,000	15,000,000
Common Stock - par value	$ 1	$ 1
Common Stock - shares authorized	185,000,000	185,000,000
Common Stock - shares issued	84,712,295	84,712,295
Common Stock - shares outstanding	84,712,295	84,712,295
Preferred Class B Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
Preferred Class C Shares
Preferred Shares - shares issued	2,000,000	2,000,000
Preferred Shares - shares outstanding	2,000,000	2,000,000
Preferred Class D Shares
Preferred Shares - shares issued	3,400,000
Preferred Shares - shares outstanding	3,400,000